Appendix 1 - Major Subsidiaries of CSI	12 Months Ended
Dec. 31, 2015
APPENDIX 1 - Major Subsidiaries of CSI
APPENDIX 1 - Major Subsidiaries of CSI

Appendix 1

Major Subsidiaries of CSI

           The following table sets forth information concerning CSI's major subsidiaries:

Subsidiary	Place and date of Incorporation	Attributable Equity Interest Held	Principal Activity
CSI Solartronics (Changshu) Co., Ltd.	PRC November 23, 2001	100%	Developing solar power project
CSI Solar Technologies Inc.	PRC August 8, 2003	100%	Research and developing solar modules
CSI New Energy Holding Co., Ltd.	PRC January 7, 2005	100%	Investment holding
Canadian Solar Manufacturing (Luoyang) Inc.	PRC February 24, 2006	100%	Manufacture of solar modules, ingots and wafers
Canadian Solar Manufacturing (Changshu) Inc.	PRC August 1, 2006	100%	Production of solar modules
CSI Cells Co., Ltd.	PRC August 23, 2006	100%	Manufacture of solar cells
Canadian Solar (USA) Inc.	USA June 8, 2007	100%	Sales and marketing of modules
CSI Project Consulting GmbH	Germany May 26, 2009	70%	Developing solar power project
Canadian Solar Japan K.K.	Japan June 21, 2009	100%	Sales and marketing of modules
Canadian Solar Solutions Inc.	Canada June 22, 2009	100%	Developing solar power project and manufacture of solar modules
CSI Solar Power (China) Inc.	PRC July 7, 2009	100%	Investment holding
Canadian Solar EMEA GmbH	Germany August 21, 2009	100%	Sales and marketing of modules
Canadian Solar (Australia) Pty Limited	Australia February 3, 2011	100%	Developing solar power project, sales and marketing of modules
Canadian Solar International Limited	Hong Kong March 25, 2011	100%	Sales and marketing of modules
Canadian Solar O and M (Ontario) Inc.	Canada May 10, 2011	100%	Solar farm operating and maintenance service
Suzhou Sanysolar Materials Technology Co., Ltd.	PRC August 17, 2011	80%	Production of solar module materials
Canadian Solar South East Asia Pte. Ltd.	Singapore September 19, 2011	100%	Sales and marketing of modules
Canadian Solar South Africa Pty., Ltd.	South Africa June 22, 2012	100%	Sales and marketing of modules
Canadian Solar Brazil Commerce, Import and Export of Solar Panels Ltd.	Brazil November 14, 2012	100%	Sales and marketing of solar modules, and provide solar energy solution to customer
Canadian Solar Middle East Limited	United Arab Emirates December 10, 2012	100%	Sales and marketing of modules
Canadian Solar (Thailand) Ltd.	Thailand March 29, 2013	100%	Sales and marketing of modules
Canadian Solar Construction (USA) LLC	USA May 20, 2014	100%	Solar farm operating and maintenance service
Canadian Solar Project K.K.	Japan May 20, 2014	100%	Developing solar power project
CSI-GCL Solar Manufacturing (Yancheng) Co., Ltd.	PRC May 29, 2014	80%	Research and developing, manufacture and sales of solar cells, and solar power projects development
Canadian Solar UK Ltd	United Kingdom May 29, 2014	100%	Sales and marketing of modules
Canadian Solar UK Projects Ltd	United Kingdom August 29, 2014	100%	Developing solar power project
Changshu Tegu New Material Technology Co., Ltd.	PRC September 2, 2014	75%	EVA solar packaging film research and development, production, and sales
Changshu Tlian Co., LTD	PRC December 26, 2014	100%	Junction box and connector research, development, production and sales
Canadian Solar Trading (Changshu) Inc.	PRC January 22, 2015	100%	Sales of solar wafers, cells and other photovoltaic products
Canadian Solar Energy Acquisition Co.	USA January 22, 2015	100%	Developing solar power project
Canadian Solar UK Securities Limited	United Kingdom February 5, 2015	100%	Investment holding
Canadian Solar UK Intermediate Limited	United Kingdom February 5, 2015	100%	Investment holding
Canadian Solar UK Strategies Limited	United Kingdom February 6, 2015	100%	Project management and financing
Recurrent Energy, LLC	USA March 31, 2015	100%	Developing solar power project
PT. Canadian Solar Indonesia	Indonesia February 26, 2015	67%	Production of solar modules
Canadian Solar Manufacturing Vietnam Co., Ltd	Vietnam June 25, 2015	100%	Production of solar modules
Canadian Solar Energy Private Limited	India May 06, 2015	100%	Sales and marketing of modules
Canadian Solar Australia 1 Pty Ltd	Australia August 03, 2015	100%	Sales and marketing of modules
Canadian Solar Energy Holding Company Limited	Hong Kong September 22, 2015	100%	Investment holding
Canadian Solar UK Holding Limited	United Kingdom October 7, 2015	100%	Investment holding
Canadian Solar UK Investment Limited	United Kingdom October 8, 2015	100%	Investment holding
Canadian Solar UK Parent Limited	United Kingdom October 8, 2015	100%	Investment holding
Canadian Solar Manufacturing (Thailand) Co.,Ltd.	Thailand November 20, 2015	99.99992%	Cells and module production